Other liabilities - Changes in the concession fee payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other liabilities
Balances at the beginning of the year	$ 897,671	$ 907,954
Concession fee payable due to concession extension		4,359
Financial result	75,211	88,488
Concession fees	59,331	146,884
Payments	(59,171)	(208,310)
Payments in advance		(3,595)
Re-equilibrium compensation	(35,326)
Translation differences and inflation adjustment	(196,012)	(38,109)
Balances at the end of the year	$ 741,704	$ 897,671